Debt - Schedule of Long-term Debt Instruments (Details) - Revolving Credit Facility - Line of Credit - Marketwise, LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total principal	$ 0	$ 5,390
Less: current portion	0	(4,256)
Total long-term portion of loan payable	0	1,134
Advance due May 6, 2020
Line of Credit Facility [Line Items]
Total principal	0	1,988
Advance due December 22, 2021
Line of Credit Facility [Line Items]
Total principal	$ 0	$ 3,402